Consolidated Statement of Shareholder's Equity (USD $) In Thousands, unless otherwise specified	Total	COMMON STOCK	ADDITIONAL PAID-IN CAPITAL	RETAINED EARNINGS	TREASURY STOCK	ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning balance at Dec. 31, 2008	$ 43,468	$ 18,629	$ 9,986	$ 19,724	$ (5,015)	$ 144
Comprehensive income:
Net income	3,391			3,391
Change in net unrealized gain (loss), net of reclassification adjustments and related income tax provision (benefit) of $476, $100 and $287 in 2009, 2010 and 2011 respectively	924					924
Total comprehensive income	4,315
Stock-based compensation expense	8		8
Cash dividends declared, $0.72 per share	(1,969)			(1,969)
Ending balance at Dec. 31, 2009	45,822	18,629	9,994	21,146	(5,015)	1,068
Comprehensive income:
Net income	3,496			3,496
Change in net unrealized gain (loss), net of reclassification adjustments and related income tax provision (benefit) of $476, $100 and $287 in 2009, 2010 and 2011 respectively	(195)					(195)
Total comprehensive income	3,301
Cash dividends declared, $0.72 per share	(1,969)			(1,969)
Ending balance at Dec. 31, 2010	47,154	18,629	9,994	22,673	(5,015)	873
Comprehensive income:
Net income	3,687			3,687
Change in net unrealized gain (loss), net of reclassification adjustments and related income tax provision (benefit) of $476, $100 and $287 in 2009, 2010 and 2011 respectively	557					557
Total comprehensive income	4,244
Cash dividends declared, $0.72 per share	(1,969)			(1,969)
Ending balance at Dec. 31, 2011	$ 49,429	$ 18,629	$ 9,994	$ 24,391	$ (5,015)	$ 1,430